Prepayments And Other Receivables - Summary of Prepayments And Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense, Current [Abstract]
-Prepayments to CRO vendors	¥ 83,140	$ 12,742	¥ 78,740
-Prepayments for other services	2,550	391	880
Receivables due from employees			16,201
Receivables due from an affiliate (Note 23)	21,212	3,251
Value-added tax recoverable	63,664	9,757	12,517
Rental deposits	1,766	271	546
Interest Receivable	236	36	764
Others	22,899	3,509	26,388
Total	¥ 195,467	$ 29,957	¥ 136,036